Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Fair Value Measurement

22.Fair Value Measurement

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, equity investments, intangible assets and goodwill at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its warrant at fair value on a recurring basis. As the Company’s warrant is not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant. This instrument are categorized in the Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2022.

The following table presents the fair value hierarchy for the Group’s liabilities that are measured and recorded at fair value as of December 31, 2022 (December 31, 2021: nil):

	For the year ended
	December 31, 2022
	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at fair value
	RMB	RMB	RMB	US$
Warrant liability		—	24,376	3,534

The Company adopted Black Scholes model to assess the warrant’s fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company’s best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are as follows:

	As of November 23, 2022	As of December 31, 2022
Expiration of warrant (years)	5	4.9
Fair market value per share (US$)	1.17	0.84
Exercise price (US$)	2.75	2.75
Risk-free rate	3.96%	4.05%
Dividend yield	—	—
Standard derivation in the value of stock	132.3%	131.2%

The following table summarizes the activities related to fair value of the warrants (Not applicable in 2021):

For the Year Ended December 31, 2022
RMB
Fair value of warrants at beginning of the year (Level 3)	—
Issuances	36,838
Change in fair value	(11,219)
Effect of exchange rate changes	(1,243)
Fair value of warrants at end of the year (Level 3)	24,376